The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—2.5%
Communication Services—0.4%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 11,728	$ 11,142
Health Care—0.4%
Cerevel Therapeutics Holdings, Inc. 144A 2.500%, 8/15/27(2)	9,317	10,373
Information Technology—1.7%
Splunk, Inc. 1.125%, 6/15/27	46,443	46,318
Total Convertible Bonds and Notes (Identified Cost $66,045)		67,833

Corporate Bonds and Notes—7.9%
Communication Services—0.3%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(2)	1,998	1,958
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	5,576	5,064
		7,022

Consumer Discretionary—1.1%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	12,723	12,605
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(2)	19,096	18,823
		31,428

Energy—3.2%
California Resources Corp. 144A 7.125%, 2/1/26(2)	22,385	22,517
Callon Petroleum Co.
6.375%, 7/1/26	9,517	9,618
144A 8.000%, 8/1/28(2)	9,894	10,339
144A 7.500%, 6/15/30(2)	9,262	9,794
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(2)	1,456	1,454
CSI Compressco LP 144A 7.500%, 4/1/25(2)	9,156	9,156
PDC Energy, Inc. 5.750%, 5/15/26	26,314	26,270
		89,148

Financials—2.7%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	1,679	1,665
NFP Corp.
144A 4.875%, 8/15/28(2)	20,846	20,893
144A 6.875%, 8/15/28(2)	38,195	38,683
144A 8.500%, 10/1/31(2)	5,062	5,571
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	4,088	4,210
	Par Value	Value

Financials—continued
Verscend Escrow Corp. 144A 9.750%, 8/15/26(2)	$ 1,810	$ 1,815
		72,837

Health Care—0.6%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(2)	9,754	9,321
144A 3.500%, 4/1/30(2)	8,521	8,115
		17,436

Total Corporate Bonds and Notes (Identified Cost $218,113)		217,871

Leveraged Loans—1.3%
Health Care—0.3%
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 8.329%, 2/22/28(3)	4,150	4,155
Verscend Holding Corp. Tranche B (1 month Term SOFR + 4.114%) 9.445%, 8/27/25(3)	4,937	4,937
		9,092

Media / Telecom - Wireless Communications—0.2%
Syniverse Holdings, Inc. (3 month Term SOFR + 9.000%) 12.302%, 5/13/27(3)	5,299	5,032
Service—0.8%
NFP Corp. (1 month Term SOFR + 3.364%) 8.695%, 2/16/27(3)	20,883	20,888
Total Leveraged Loans (Identified Cost $35,244)		35,012

	Shares
Preferred Stocks—1.2%
Energy—0.6%
NuStar Energy LP Series A (3 month Term SOFR + 7.028%), 12.357%(3)	131,846	3,410
NuStar Energy LP Series B (3 month Term SOFR + 5.905%), 11.234%(3)	243,799	6,158
NuStar Energy LP Series C (3 month LIBOR + 6.880%), 12.471%(3)	37,958	963
NuStar Logistics LP (3 month Term SOFR + 6.996%), 12.310%(3)	256,297	6,438
		16,969

Industrials—0.6%
Textainer Group Holdings Ltd., 7.000%	427,470	10,725
Textainer Group Holdings Ltd. Series B, 6.250%	218,338	5,481
		16,206

Total Preferred Stocks (Identified Cost $33,100)		33,175

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Common Stocks—47.0%
Communication Services—0.0%
GCI Liberty, Inc. Escrow Share(4)	70,800	$ 9
Consumer Discretionary—3.0%
Capri Holdings Ltd.(4)(5)	1,485,589	67,297
MDC Holdings, Inc.	95,046	5,979
NEOGAMES S.A.(4)	118,608	3,435
Vizio Holding Corp. Class A(4)	497,684	5,445
		82,156

Consumer Staples—0.9%
Albertsons Cos., Inc. Class A(5)	1,101,526	23,617
Energy—18.6%
Chesapeake Energy Corp.	32,522	2,889
Enerplus Corp.	390,903	7,685
Equitrans Midstream Corp.	2,414,352	30,155
Euronav N.V.	548,700	9,800
Hess Corp.	1,183,396	180,634
Pioneer Natural Resources Co.(5)	1,001,652	262,934
Southwestern Energy Co.(4)	2,481,470	18,809
		512,906

Financials—2.1%
Acropolis Infrastructure(4)(6)	315,662	—
American Equity Investment Life Holding Co.(4)	531,904	29,904
Discover Financial Services	95,493	12,518
National Western Life Group, Inc. Class A	29,416	14,471
		56,893

Health Care—9.1%
ABIOMED, Inc.(4)(6)	60,860	129
Amedisys, Inc.(4)	847,310	78,088
Axonics, Inc.(4)	869,811	59,991
Catalent, Inc.(4)	744,220	42,011
Cerevel Therapeutics Holdings, Inc.(4)	592,960	25,065
Inhibrx, Inc.(4)	198,509	6,940
Olink Holding AB ADR(4)	1,683,451	39,578
		251,802

Industrials—2.7%
McGrath RentCorp.	418,639	51,647
SP Plus Corp.(4)	455,915	23,808
		75,455

Information Technology—2.6%
ANSYS, Inc.(4)	13,451	4,669
Juniper Networks, Inc.	1,803,693	66,845
		71,514

Materials—7.9%
Haynes International, Inc.	96,167	5,781
Teck Resources Ltd. Class B	205,300	9,399
United States Steel Corp.	2,252,780	91,868
	Shares	Value

Materials—continued
Westrock Co.(5)	2,266,344	$ 112,071
		219,119

Real Estate—0.1%
Tricon Residential, Inc.	242,746	2,707
Total Common Stocks (Identified Cost $1,248,624)		1,296,178

Affiliated Mutual Fund—3.1%
Equity Fund—3.1%
Virtus Westchester Event-Driven Fund Class I(7)(8)	7,893,474	85,013
Total Affiliated Mutual Fund (Identified Cost $82,570)		85,013

Rights—0.0%
Financials—0.0%
Pershing Tontine Spar, 12/31/33(4)(6)	136,884	62
Health Care—0.0%
Akouos, Inc., 12/31/49(4)	336,679	378
Bristol-Myers Squibb Co., 12/31/35(4)(6)	453,175	646
		1,024

Total Rights (Identified Cost $—)		1,086

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A., 12/31/35(4)(6)	238,850	—
BuzzFeed, Inc., 12/01/26(4)	116,254	5
		5

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 07/31/29(4)	63,240	16
CEC Brands LLC, 12/31/25(4)(6)	189,648	569
ECARX Holdings, Inc., 12/21/27(4)	81,099	2
Grove Collaborative Holdings, 06/16/27(4)	78,996	3
Zapp Electric Vehicles Group Ltd., 03/03/28(4)	168,623	2
		592

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(4)	55,224	2
Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(4)	61,000	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(4)	701,329	121
Alchemy Investments Acquisition Corp. 1, 06/26/28(4)	183,897	35
AltEnergy Acquisition Corp., 11/10/28(4)	62,809	3
Ares Acquisition Corp. II, 06/12/28(4)	331,251	61
Arrowroot Acquisition Corp., 03/02/26(4)	462,172	92
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(4)	60,681	2
Cartesian Growth Corp II, 07/12/28(4)	69,832	8

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Financials—continued
Cartica Acquisition Corp., 04/30/28(4)	37,500	$ 3
CERo Therapeutics Holdings, Inc., 09/01/26(4)	62,781	6
Corner Growth Acquisition Corp., 12/31/27(4)	62,938	10
EVe Mobility Acquisition Corp., 12/31/28(4)	75,122	10
FTAC Emerald Acquisition Corp., 08/22/28(4)	207,965	25
GCM Grosvenor, Inc. Class A, 11/17/25(4)	102,070	49
Goal Acquisitions Corp., 02/11/26(4)	564,935	5
Haymaker Acquisition Corp. 4, 09/12/28(4)	119,080	24
Inflection Point Acquisition Corp. II, 07/17/28(4)	147,761	22
Israel Acquisitions Corp., 02/28/28(4)	447,969	31
Keen Vision Acquisition Corp., 09/15/28(4)	537,265	29
Kensington Capital Acquisition Corp. V, 08/13/28(4)	126,939	8
Moneylion, Inc., 06/01/27(4)	106,742	10
Nabors Energy Transition Corp. II, 09/05/28(4)	187,613	21
Newbury Street Acquisition Corp., 12/31/27(4)	31,054	1
Plum Acquisition Corp. III, 03/31/28(4)	83,333	11
Pyrophyte Acquisition Corp., 05/03/28(4)	83,773	2
RMG Acquisition Corp. III, 12/31/27(4)	85,180	5
Screaming Eagle Acquisition Corp. Class A, 12/15/27(4)	250,784	118
SilverBox Corp. III, 04/28/28(4)	31,515	3
Slam Corp. Class A, 12/31/27(4)	55,909	10
Spark I Acquisition Corp., 11/27/28(4)	190,983	35
Spring Valley Acquisition Corp. II, 02/25/26(4)	158,098	17
Target Global Acquisition I Corp., 12/31/27(4)	125,200	10
XBP Europe Holdings, Inc., 12/31/27(4)	40,000	2
Zeo Energy Corp., 10/20/26(4)	73,376	8
		797

Health Care—0.0%
Pear Therapeutics, Inc., 02/04/26(4)	6,166	—
Psyence Biomedical Ltd., 01/25/29(4)	85,245	6
Quantum-Si, Inc., 09/30/27(4)	32,085	8
Tevogen Bio Holdings, Inc., 11/04/26(4)	83,731	6
		20

Industrials—0.0%
Amprius Technologies, Inc., 03/02/27(4)	326,205	82
Bridger Aerospace Group Holdings, Inc., 12/31/27(4)	58,300	10
Freightos Ltd., 01/23/28(4)	54,429	5
Getaround, Inc., 03/09/26(4)	12,698	—(9)
Volato Group, Inc., 12/03/28(4)	167,228	25
		122

Information Technology—0.0%
KLDiscovery, Inc., 12/19/24(4)	677,651	4
LeddarTech Holdings, Inc., 09/21/28(4)	155,088	20
Movella Holdings, Inc., 12/31/27(4)	74,121	—(9)
Near Intelligence, Inc., 07/08/27(4)	16,000	—(9)
		24

Total Warrants (Identified Cost $12,619)		1,562

	Shares/Units
Special Purpose Acquisition Companies—18.6%
Agriculture & Natural Solutions Acquisition Corp.(4)	1,402,658	14,251
Ai Transportation Acquisition Corp.(4)	165,834	1,705
AIB Acquisition Corp. Class A(4)	93,454	1,079
	Shares/Units	Value
Aimei Health Technology Co., Ltd.(4)	269,392	$ 49
Aimei Health Technology Co., Ltd.(4)	269,392	2,753
Aimfinity Investment Corp. I(4)	107,731	1,198
Alchemy Investments Acquisition Corp. 1(4)	367,795	3,895
Alpha Star Acquisition Corp.(4)	248,590	2,809
AltC Acquisition Corp. Class A(4)	21,314	243
AP Acquisition Corp. Class A(4)	530,336	5,982
APx Acquisition Corp. I(4)	489,675	5,592
Ares Acquisition Corp. II(4)	1,538,410	16,261
Battery Future Acquisition Corp. Class A(4)	233,772	2,572
Bayview Acquisition Corp.(4)	233,688	2,381
Bayview Acquisition Corp. Class A(4)	28,267	285
Bite Acquisition Corp.(4)	186,904	2,005
Black Hawk Acquisition Corp.(4)	49,391	501
Blue Ocean Acquisition Corp. Class A(4)	418,152	4,621
Blue World Acquisition Corp.(4)	139,717	1,562
Bowen Acquisition Corp.(4)	189,738	1,989
Bukit Jalil Global Acquisition 1 Ltd.(4)	121,363	27
Bukit Jalil Global Acquisition 1 Ltd.(4)(7)	458,514	4,814
BurTech Acquisition Corp. Class A(4)	93,422	1,031
byNordic Acquisition Corp.(4)(10)	142,352	1,579
Cartesian Growth Corp. II Class A(4)(7)	1,206,656	13,406
Cartica Acquisition Corp. Class A(4)	284,379	3,128
CF Acquisition Corp. VII Class A(4)(7)	708,562	7,730
Chenghe Acquisition I Co.(4)	204,313	2,294
Churchill Capital Corp. VII Class A(4)(7)	4,887,553	52,297
ClimateRock Class A(4)	140,134	1,570
Colombier Acquisition Corp. II(4)	151,325	1,574
Compass Digital Acquisition Corp.(4)	170,419	1,824
Concord Acquisition Corp. II Class A(4)(7)(10)	1,184,043	12,450
CSLM Acquisition Corp.(4)	450,016	4,968
Denali Capital Acquisition Corp. Class A(4)	224,555	2,486
Direct Selling Acquisition Corp. Class A(4)	213,853	2,363
Distoken Acquisition Corp.(4)	188,499	2,028
Dt Cloud Acquisition Corp.(4)	366,839	3,727
Enphys Acquisition Corp.(4)	480,540	5,199
ESH Acquisition Corp.(4)	321,082	26
ESH Acquisition Corp. Class A(4)	321,082	3,330
EVe Mobility Acquisition Corp. Class A(4)	606,371	6,634
Everest Consolidator Acquisition Corp.(4)	533,272	5,957
Evergreen Corp. Class A(4)	318,588	3,606
Feutune Light Acquisition Corp. Class A(4)(10)	81,104	882
Finnovate Acquisition Corp. Class A(4)	449,655	5,054
Fintech Ecosystem Development Corp. Class A(4)	159,097	1,750
FTAC Emerald Acquisition Corp. Class A(4)	219,550	2,308
Generation Asia I Acquisition Ltd. Class A(4)	425,000	4,684
Global Lights Acquisition Corp.(4)	143,857	1,465
Global Lights Acquisition Corp.(4)	140,267	1,452
Global Star Acquisition, Inc. Class A(4)	186,979	2,004
Globalink Investment, Inc.(4)	268,023	2,935
Golden Star Acquisition Corp.(4)	315,654	3,302
Golden Star Acquisition Corp.(4)	205,869	51
Haymaker Acquisition Corp. 4(4)	238,161	2,482
Hennessy Capital Investment Corp. VI Class A(4)	65,800	686
Horizon Space Acquisition I Corp.(4)	256,908	2,795
Hudson Acquisition I Corp.(4)	118,200	1,251
IB Acquisition Corp.(4)	12,313	123
InFinT Acquisition Corp. Class A(4)(10)	294,115	3,368
Inflection Point Acquisition Corp. II Class A(4)	640,913	6,710
Integrated Rail & Resources Acquisition Corp. Class A(4)	165,751	1,815
Integrated Wellness Acquisition Corp. Class A(4)(7)	423,090	4,789
Investcorp Europe Acquisition Corp. I Class A(4)	469,232	5,295
Investcorp India Acquisition Corp. Class A(4)	657,507	7,364

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares/Units	Value
Iron Horse Acquisitions Corp.(4)	187,379	$ 1,909
IX Acquisition Corp. Class A(4)	166,999	1,870
Keen Vision Acquisition Corp.(4)	622,800	6,508
Learn CW Investment Corp. Class A(4)(7)	817,802	8,971
Legato Merger Corp. III(4)	358,094	3,629
Mars Acquisition Corp.(4)	5,944	1
Metal Sky Star Acquisition Corp.(4)	66,472	737
Monterey Capital Acquisition Corp. Class A(4)(7)	508,230	5,636
Moringa Acquisition Corp. Class A(4)	51,966	583
Mountain & Co. I Acquisition Corp.(4)	623,431	7,163
Nabors Energy Transition Corp. II Class A(4)	375,227	3,902
Newbury Street Acquisition Corp.(4)	502,211	5,419
Northern Revival Acquisition Corp. Class A(4)	186,904	2,058
Oak Woods Acquisition Corp. Class A(4)	241,946	2,594
OCA Acquisition Corp. Class A(4)	139,497	1,509
Patria Latin American Opportunity Acquisition Corp.(4)(7)	1,301,323	14,692
Pegasus Digital Mobility Acquisition Corp. Class A(4)	124,475	1,393
Perception Capital Corp. III Class A(4)	96,210	1,029
Plum Acquisition Corp. I Class A(4)	228,987	2,540
Plutonian Acquisition Corp.(4)	193,386	2,075
PowerUp Acquisition Corp. Class A(4)	27,909	308
Project Energy Reimagined Acquisition Corp.(4)	546,831	5,753
Pyrophyte Acquisition Corp. Class A(4)	665,963	7,412
Quetta Acquisition Corp.(4)	406,758	4,141
Quetta Acquisition Corp.(4)	33,204	34
RCF Acquisition Corp. Class A(4)	356,072	3,960
Rigel Resource Acquisition Corp. Class A(4)(7)	1,623,492	18,134
Roth CH Acquisition Co.(4)	246,418	2,682
Screaming Eagle Acquisition Corp. Class A(4)	3,731,137	39,923
SDCL EDGE Acquisition Corp. Class A(4)	606,577	6,636
SilverBox Corp. III Class A(4)	94,545	991
Slam Corp. Class A(4)	518,900	5,775
Spark I Acquisition Corp.(4)	381,965	3,919
Spring Valley Acquisition Corp. II(4)	316,196	38
Spring Valley Acquisition Corp. II Class A(4)(10)	941,514	10,338
StoneBridge Acquisition Corp.(4)	33,014	367
Target Global Acquisition I Corp. Class A(4)	422,226	4,712
TenX Keane Acquisition Class A(4)	251,058	2,779
TLGY Acquisition Corp. Class A(4)(10)	445,558	5,035
TMT Acquisition Corp.(4)	244,827	44
TMT Acquisition Corp. Class A(4)	327,009	3,497
TortoiseEcofin Acquisition Corp. III Class A(4)(7)	1,363,243	14,682
Tristar Acquisition I Corp. Class A(4)	447,946	4,910
Valuence Merger Corp. I Class A(4)	581,603	6,607
Viveon Health Acquisition Corp.(4)	302,692	3,502
Zalatoris Acquisition Corp.(4)	252,668	2,749
Total Special Purpose Acquisition Companies (Identified Cost $488,842)		511,492

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $2,299)		593

Escrow Notes—2.2%
Financials—2.2%
Altaba, Inc. Escrow(4)	25,792,925	61,903
	Shares	Value

Financials—continued
Pershing Square Escrow(4)(6)	547,537	$ —
		61,903

Industrials—0.0%
AMR Corp. Escrow(4)	1,243,406	25
Total Escrow Notes (Identified Cost $35,547)		61,928

Total Long-Term Investments—83.9% (Identified Cost $2,223,003)		2,311,743

Short-Term Investments—11.5%
Money Market Mutual Funds—11.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.164%)(8)	192,800,000	192,800
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.204%)(8)	123,722,965	123,723
Total Short-Term Investments (Identified Cost $316,523)		316,523

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(8)(11)	347,215	347
Total Securities Lending Collateral (Identified Cost $347)		347

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.4% (Identified Cost $2,539,873)		2,628,613

Securities Sold Short—(3.1)%

Common Stocks—(3.1)%
Energy—(2.2)%
Chesapeake Energy Corp.	(2,097)	(187)
Chevron Corp.	(79,480)	(12,537)
EQT Corp.	(845,936)	(31,359)
Exxon Mobil Corp.	(127,883)	(14,865)
		(58,948)

Financials—(0.3)%
Capital One Financial Corp.	(50,762)	(7,558)
Industrials—(0.5)%
WillScot Mobile Mini Holdings Corp.(4)	(316,866)	(14,734)
Information Technology—(0.1)%
Synopsys, Inc.(4)	(4,641)	(2,652)

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Materials—(0.0)%
Smurfit Kappa Group plc ADR	(3,891)	$ (179)
Total Securities Sold Short (Identified Proceeds $(79,594))		(84,071)

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $3,301)		(3,291)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—92.2% (Identified Cost $2,456,978)		$2,541,251
Other assets and liabilities, net—7.8%		214,791
NET ASSETS—100.0%		$2,756,042

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $192,356 or 7.0% of net assets.
(3)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Non-income producing.
(5)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $268,042.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Affiliated investment.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Amount is less than $500 (not in thousands).
(10)	All or a portion of security is on loan.
(11)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	79%
Cayman Islands	15
Virgin Islands (British)	3
Sweden	1
Canada	1
Bermuda	1
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2024.

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Open purchased options contracts as of March 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Catalent, Inc.	483	$2,294	$47.50	06/21/24	$17
Cerevel Therapeutics Holdings, Inc.	1,932	6,762	35.00	12/20/24	203
SPDR S&P 500® ETF Trust	3,611	182,356	505.00	04/19/24	365
SPDR S&P Retail® ETF	941	6,587	70.00	04/19/24	6
Teck Resources Ltd.	1,798	6,293	35.00	04/19/24	2
Total Purchased Options					$593
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open written options contracts as of March 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Albertsons Cos., Inc.	(766)	$(1,915)	$25.00	04/19/24	$—
Catalent, Inc.	(483)	(2,898)	60.00	06/21/24	(34)
Cerevel Therapeutics Holdings, Inc.	(40)	(180)	45.00	08/16/24	(—) (3)
Cerevel Therapeutics Holdings, Inc.	(12)	(54)	45.00	10/18/24	(—) (3)
Cerevel Therapeutics Holdings, Inc.	(1,552)	(6,984)	45.00	12/20/24	(16)
Juniper Networks, Inc.	(9,570)	(38,280)	40.00	04/19/24	—
MDC Holdings, Inc.	(950)	(6,175)	65.00	06/21/24	(10)
SPDR S&P 500® ETF Trust	(2,006)	(104,513)	521.00	04/19/24	(1,541)
Splunk, Inc.	(752)	(11,656)	155.00	04/19/24	(150)
Teck Resources Ltd.	(1,292)	(5,168)	40.00	04/19/24	(846)
Teck Resources Ltd.	(761)	(3,196)	42.00	04/19/24	(327)
United States Steel Corp.	(590)	(2,655)	45.00	04/19/24	(21)
United States Steel Corp.	(1,125)	(5,175)	46.00	04/19/24	(25)
United States Steel Corp.	(3,716)	(17,465)	47.00	04/19/24	(89)
United States Steel Corp.	(850)	(4,165)	49.00	04/19/24	(9)
Vizio Holding Corp.	(943)	(1,037)	11.00	04/19/24	(14)
Vizio Holding Corp.	(4,027)	(4,430)	11.00	05/17/24	(101)
					(3,183)
Put Options(2)
SPDR S&P Retail® ETF	(941)	(6,022)	64.00	04/19/24	—
SPDR S&P Retail® ETF	(2,407)	(117,943)	490.00	04/19/24	(108)
					(108)
Total Written Options					$(3,291)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of March 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	11,004	USD	7,185	GS	04/23/24	$—	$(9)
EUR	5,618	USD	6,143	GS	07/16/24	—	(54)
USD	13,636	AUD	20,769	GS	04/23/24	91	—
USD	57,676	JPY	8,644,451	GS	05/28/24	21	—
USD	6,082	EUR	5,618	GS	07/16/24	—	(6)
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of March 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	22,336	JPY	3,289,708	GS	07/17/24	$242	$—
USD	31,011	AUD	47,248	GS	10/29/24	58	—
USD	605	SEK	6,327	GS	12/17/24	7	—
Total						$419	$(69)

Over-the-counter total return swaps outstanding as of March 31, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Altium Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/01/25	$29,339	$(72)	$—	$(72)
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/25	—	516	516	—
Brookfield Property Preferred LP	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	02/10/25	629	166	166	—
DS Smith plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	4,049	498	498	—
Euronav N.V.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	11/14/24	1,881	8	8	—
Euronav N.V.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	12/16/24	9,938	18	18	—
Hess Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	01/09/25	28,298	4,312	4,312	—
JSR Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	08/01/24	57,184	(451)	—	(451)
Kindred Group plc	Pay	6.070% (0.750% + OBFR)	1 Month	GS	04/29/25	570	(5)	—	(5)
Origin Energy Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/04/25	9,092	820	820	—
Redrow plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	11,556	242	242	—
Shinko Electric Industries Co. Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	20,822	(140)	—	(140)
							5,912	6,580	(668)
Short Total Return Swap Contracts
Barratt Developments plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/12/25	(12,012)	(130)	—	(130)
Brookfield Asset Management Ltd.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	10/02/24	(1,246)	(312)	—	(312)
Capital One Financial Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/26/25	(6,269)	(657)	—	(657)
Chesapeake Energy Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	04/09/25	(20,361)	(1,417)	—	(1,417)
Chevron Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	12/10/24	(198,935)	(14,174)	—	(14,174)
Chord Energy Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	04/03/25	(6,500)	(543)	—	(543)
Exxon Mobil Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	09/18/24	(244,228)	(11,020)	—	(11,020)
Mondi plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	04/29/25	(4,240)	(71)	—	(71)
Smurfit Kappa Group plc	Receive	5.050% ((0.270)% + OBFR)	1 Month	GS	10/17/24	(81,504)	(21,447)	—	(21,447)
WillScot Mobile Mini Holdings Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/26/25	(7,480)	279	279	—
							(49,492)	279	(49,771)
Total							$(43,580)	$6,859	$(50,439)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$67,833	$—	$67,833	$—
Corporate Bonds and Notes	217,871	—	217,871	—
Leveraged Loans	35,012	—	35,012	—
Equity Securities:
Preferred Stocks	33,175	33,175	—	—
Common Stocks	1,296,178	1,286,240	9,809	129(1)
Rights	1,086	—	378	708
Warrants	1,562	993	—	569(1)
Special Purpose Acquisition Companies	511,492	491,342	20,150	—
Escrow Notes	61,928	—	61,928	—(1)
Affiliated Mutual Fund	85,013	85,013	—	—
Money Market Mutual Funds	316,523	316,523	—	—
Securities Lending Collateral	347	347	—	—
Other Financial Instruments:
Purchased Options	593	593	—	—
Forward Foreign Currency Exchange Contracts*	419	—	419	—
Over-the-Counter Total Return Swaps*	6,859	—	6,343	516
Total Assets	2,635,891	2,214,226	419,743	1,922
Liabilities:
Securities Sold Short:
Common Stocks	(84,071)	(84,071)	—	—
Other Financial Instruments:
Written Options	(3,291)	(2,261)	(1,030)	—
Forward Foreign Currency Exchange Contracts*	(69)	—	(69)	—
Over-the-Counter Total Return Swaps*	(50,439)	—	(50,439)	—
Total Liabilities	(137,870)	(86,332)	(51,538)	—
Total Investments, Net of Securities Sold Short and Written Options	$2,498,021	$2,127,894	$368,205	$1,922

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Schedule of Investments

THE MERGER FUND®
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.